Investments in Affiliates - Schedule of Investments in Affiliates Accounted (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Total investments		¥ 1,004,683
BGM [Member]
Schedule of Equity Method Investments [Line Items]
Total investments		1,000,000
HK JVs [Member]
Schedule of Equity Method Investments [Line Items]
Total investments		¥ 4,683